Cover	Oct. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2020
Entity File Number	333-124824
Entity Registrant Name	RBC BEARINGS INCORPORATED
Entity Central Index Key	0001324948
Entity Tax Identification Number	95-4372080
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Tribology Center
Entity Address, City or Town	Oxford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06478
City Area Code	(203)
Local Phone Number	267-7001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ROLL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false